Federated Hermes U.S. SMID Fund Investment Strategy - Class IS Shares [Member] - Federated Hermes U.S. SMID Fund	Aug. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	RISK/RETURN SUMMARY: INVESTMENTS, RISKS and PERFORMANCEWhat are the Fund’s Main Investment Strategies?
Strategy Narrative [Text Block]	The Fund pursues its objective by investing primarily in equity and/or equity-related securities of small- and mid-capitalization companies that are quoted or traded on regulated markets worldwide (primarily in the U.S. or Canada) as well as component securities of the Russell 2500 Index. The Fund will invest in both growth- and value-oriented securities. As of September 30, 2025, the capitalization of companies included in the Russell 2500 Index ranged from approximately $23.6 million to $32.5 billion. The Fund will seek to invest in a diversified portfolio of equity securities (such as common and/or preferred stock) and/or equity-related instruments (such as Global Depositary Receipts and American Depositary Receipts) of, or relating to, companies domiciled in the U.S., or companies that derive a large proportion of their income from U.S. activities. The Fund’s investment adviser or sub-adviser (as applicable, the “Adviser”) will seek to identify companies that, in its view, provide the potential for long-term capital appreciation through a fundamental analysis of relevant companies, seeking to identify high-quality companies that are undervalued and/or demonstrate attractive growth characteristics. This is done in order to ascertain whether the companies may provide the potential for long-term capital appreciation notwithstanding that equities of such companies may, at the time of purchase, be undervalued. The Adviser will not, save in relation to the capitalization of companies that may be invested in, be subject to any limitation on the types of companies in which it may invest (either in terms of industry or focus). The Fund may, from time to time, have larger allocations to certain broad market sectors in attempting to achieve its investment objective. As part of the strategy’s assessment of quality and its approach to risk management, risks associated with a company’s approach to environmental, social and governance (ESG) issues, among other factors, are actively assessed for pecuniary relevance. The Adviser’s assessment of ESG factors is only one component of its evaluation of eligible investments and is generally no more significant than its assessment of other factors. In making its investment decisions, the Adviser endeavors to consider ESG issues judged to have pecuniary relevance, as a component of its quality assessment, with regards to the holding of either individual securities or various categories or classes of securities. The Fund may also invest in and/or gain exposure to securities of other investment companies and money market funds including funds advised by the Fund’s Adviser or its affiliates. The Fund will invest its assets so that, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) are invested in equity securities of small- to mid-capitalization (SMID) companies. The Fund will notify shareholders at least 60 days in advance of any change in this investment policy that would permit the Fund to invest, under normal circumstances, less than 80% of its net assets (plus any borrowings for investment purposes) in investments in equity securities of SMID companies. For purposes of this limitation, small- to mid-capitalization companies will normally be defined as companies with market capitalizations similar to the constituents of the Fund’s benchmark, the Russell 2500 Index. Such definition will be applied at the time of investment and the Adviser will not be required to sell a stock because a company’s market capitalization has grown larger than the range of small- to mid-capitalization stocks in the Russell 2500 Index.